Other financial assets	12 Months Ended
Dec. 31, 2022
Other financial assets
Other financial assets

17 Other financial assets

	December 31, 2022		December 31, 2021
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	11	1,911	17	1,832
Short-term financing receivables held for operating purposes	8		39
	19	1,911	56	1,832
Financing receivables held for non-operating purposes	1,485		4,252
	1,504	1,911	4,308	1,832
Securities held for operating purposes		56		53
	1,504	1,967	4,308	1,885

Changes in allowance for doubtful accounts were as follows:

(€ million)	2022	2021
Carrying amount at the beginning of the year	403	352
Additions	13	41
Deductions	(43)	(15)
Currency translation differences	21	25
Other changes	(3)
Carrying amount at the end of the year	391	403

Financing receivables held for operating purposes related principally to funds provided to joint ventures and associates in the Exploration & Production segment (€1,823 million) to execute capital projects of interest to Eni. These receivables are long-term interests in the initiatives funded. The main exposure is towards: (i) the joint venture Mozambique Rovuma Venture SpA (Eni's interest 35.71%) for €1,187 million (€1,008 million at December 31, 2021); (ii) Coral FLNG SA (Eni's interest 25%) for €356 million (€383 million at December 31, 2021); (iii) the joint venture Cardón IV SA (Eni’s interest 50%), in Venezuela, against which a financing receivable of €20 million (€199 million at December 31, 2021) is outstanding, valued using the same method as the trade receivables owed to Eni by PDVSA.

Financing receivables held for operating purposes due beyond five years amounted to €164 million (€399 million at December 31, 2021).

The fair value of non-current financing receivables held for operating purposes of €1,911 million has been estimated based on the present value of expected future cash flows discounted at rates ranging from 1.8% to 5.1% (-0.3% and 1.7% at December 31, 2021).

The recoverability of other long-term financial assets was assessed by considering the expected probability default in the next twelve months only, as the creditworthiness suffered no significant deterioration in the reporting period.

Financing receivables held for non-operating purposes related for €1,266 million (€4,233 million at December 31, 2021) restricted deposits in escrow to guarantee transactions on derivative contracts mainly referred to Global Gas & LNG Portfolio segment.

Financing receivables were denominated in euro and U.S. dollar for €1,329 million and €2,038 million, respectively.

Securities held for operating purposes related to listed bonds issued by sovereign states.

Securities for €20 million (same amount at December 31, 2021) were pledged as guarantee of the deposit for gas cylinders as provided for by the Italian law.

The following table analyses securities per issuing entity:

	Amortized cost (€ million)	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating - Moody's	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	20	20	18	from 0.00 to 2.65	from 2022 to 2031	Baa3	BBB
Others (*)	24	25	23	from 0.00 to 0.20	from 2023 to 2026	from Aa1 to Baa1	from AA+ to A-
Floating rate bonds
Italy	12	12	12	from 1.51 to 2.96	from 2024 to 2026	Baa3	BBB
Total sovereign states	56	57	53

(*) Amounts included herein are lower than €10 million.

All securities have maturity within five years.

The fair value of securities was derived from quoted market prices.

Receivables with related parties are described in note 36 – Transactions with related parties.